Expense Example - Roundhill MLCC & Electronic Components ETF - Roundhill MLCC & Electronic Components ETF Shares	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 224